Revenue from contracts with customers - Additional Information (Details) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021 EUR (€) customer	Jun. 30, 2020 EUR (€)	Jun. 30, 2021 EUR (€) customer	Jun. 30, 2020 EUR (€)
Germany | Property Plant And Equipment | COVID-19
Revenue from contracts with customers
Total investments | €	€ 618	€ 1,873	€ 2,034	€ 1,903
Germany | Intangible assets | COVID-19
Revenue from contracts with customers
Total investments | €	€ 0	€ 527	€ 354	€ 527
Pharmaceutical Partner | Pharmaceutical
Revenue from contracts with customers
Number of customer in group | customer	1		1
Revenue contributed as a percentage of Group's total revenues	4.10%	26.20%	4.40%	26.40%
Covid-19 Segment | COVID-19
Revenue from contracts with customers
Number of customer in group | customer	2		2
Revenue contributed as a percentage of Group's total revenues		0.00%		0.00%
Covid-19 Partner One | COVID-19
Revenue from contracts with customers
Revenue contributed as a percentage of Group's total revenues	5.20%		4.70%
Covid-19 Partner Two | COVID-19
Revenue from contracts with customers
Revenue contributed as a percentage of Group's total revenues	12.90%		15.20%